Loan Servicing Activities	12 Months Ended
Dec. 31, 2012
Loan Servicing Activities
Loan Servicing Activities

Note 6—Loan Servicing Activities

        The Company's mortgage servicing portfolio is summarized as follows:

	December 31, 2012
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$16,552,939	$16,552,939
Agencies	9,860,284	—	9,860,284
Private investors	1,321,584	—	1,321,584
Mortgage loans held for sale	417,742	—	417,742

	$11,599,610	$16,552,939	$28,152,549

Amount subserviced for the Company	$45,562	$375,818	$421,380

Delinquent mortgage loans:
30 days	$191,884	$187,653	$379,537
60 days	60,886	122,564	183,450
90 days or more	112,847	851,851	964,698

	365,617	1,162,068	1,527,685
Loans pending foreclosure	75,329	1,290,687	1,366,016

	$440,946	$2,452,755	$2,893,701

Custodial funds managed by the Company	$263,562	$150,080	$413,642

	December 31, 2011
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$3,533,529	$3,533,529
Agencies	2,547,679	—	2,547,679
Private investors	1,571,016	—	1,571,016
Mortgage loans held for sale	84,384	—	84,384

	$4,203,079	$3,533,529	$7,736,608

Amount subserviced for the Company	$95,243	$350,631	$445,874

Delinquent mortgage loans:
30 days	$132,035	$135,688	$267,723
60 days	60,241	105,256	165,497
90 days or more	88,407	707,753	796,160

	280,683	948,697	1,229,380
Loans pending foreclosure	99,859	1,405,133	1,504,992

	$380,542	$2,353,830	$2,734,372

Custodial funds managed by the Company(1)	$84,220	$2,403	$86,623

(1)
Borrower and investor custodial cash accounts relate to loans serviced under the Servicing Agreements and are not recorded on the Company's consolidated balance sheet. The Company earns interest on custodial funds it manages on behalf of the loans' investors, which is recorded as part of the interest income in the Company's consolidated statement of income.

        Following is a summary of the geographical distribution of loans included in the Company's servicing portfolio for the top five states as measured by the total unpaid principal balance as of the dates presented:

	December 31,
State	2012	2011
	(in thousands)
California	$10,696,508	$2,617,167
Florida	1,385,286	622,387
Colorado	1,299,295	*
Texas	1,223,382	*
Washington	1,143,849	*
Oregon	*	448,358
New York	*	403,904
Illinois	*	262,433
All other states	12,404,229	3,382,359

	$28,152,549	$7,736,608

*
State did not represent a top five state for the respective year.

        Certain of the loans serviced by the Company are subserviced on the Company's behalf by other mortgage loan servicers. Loans are subserviced for the Company when the loans are secured by property in the State of Massachusetts where the Company is not licensed and a license is required to perform such services, or on a transitional basis for loans where the Company has obtained the rights to service the loans but servicing of the loans has not yet transferred to the Company's servicing system.